Summary of Significant Accounting Policies and Basis of Presentation - Schedule of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021
Numerator: Income (loss) allocable to Class A common stock
Net income (loss) attributable	$ (37,847,531)	$ (161,989)	$ (164,968)	$ (56,342,537)
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock (in Shares)	20,000,000	8,043,478	7,115,385	20,000,000
Basic and diluted net income per share, Class A common stock (in Dollars per share)	$ (1.89)	$ (0.02)	$ (0.02)	$ (2.82)
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss) attributable	$ (9,461,883)	$ (100,696)	$ (115,924)	$ (14,085,634)
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock (in Shares)	5,000,000	5,000,000	5,000,000	5,000,000
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (1.89)	$ (0.02)	$ (0.02)	$ (2.82)